Asset and Goodwill Impairment Testing - Summary of Key Assumptions Used in Our Asset Impairment Reversal and Goodwill Impairment Analyses (Detail)	12 Months Ended
	Dec. 31, 2019 USD_per_LB	Dec. 31, 2018 USD_per_LB
Disclosure of information for cash-generating units [line items]
Discount rate		6.00%
Inflation rate	2.00%	2.00%
Canada, Dollars
Disclosure of information for cash-generating units [line items]
Long-term foreign exchange rate	1.30	1.25
WCS Heavy Oil
Disclosure of information for cash-generating units [line items]
Future commodity price used in cash flow projections	50
Steelmaking coal
Disclosure of information for cash-generating units [line items]
Future commodity price used in cash flow projections	150	150
Copper
Disclosure of information for cash-generating units [line items]
Future commodity price used in cash flow projections	3.00	3.00
Bottom of range
Disclosure of information for cash-generating units [line items]
Discount rate	5.40%
Top of range
Disclosure of information for cash-generating units [line items]
Discount rate	6.00%